Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue
4.
Revenue

Revenue includes fee revenue, interest revenue, retail revenue, rewards and other gains (losses). Rewards earned by retail customers of the Group are deducted from revenue.

	2022	2023	2024

REVENUE	1,270,592	1,913,490	2,532,156
Fee revenue	724,742	1,027,545	1,329,350
Interest revenue	574,426	833,516	1,082,668
Retail revenue	-	68,807	163,134
Rewards	(44,960)	(39,578)	(54,225)
Other gains (losses)	16,384	23,200	11,229

Revenue by segments for the years ended 31 December 2022, 2023 and 2024 is presented below:

	2022	2023	2024

Payments	333,343	478,684	587,097
Payments fee revenue	256,750	368,925	458,953
Interest revenue	76,593	109,759	128,144
Marketplace	239,609	448,223	732,943
Marketplace fee revenue	236,884	375,189	562,283
Retail revenue	-	68,807	163,134
Interest revenue	-	-	6,304
Other gains	2,725	4,227	1,222
Fintech	745,023	1,026,721	1,281,827
Interest revenue	500,256	723,757	955,528
Fintech fee revenue	231,108	283,991	316,292
Other gains (losses)	13,659	18,973	10,007
Intergroup	(2,423)	(560)	(15,486)
Segment Revenue	1,315,552	1,953,068	2,586,381
Rewards	(44,960)	(39,578)	(54,225)
REVENUE	1,270,592	1,913,490	2,532,156

For the year ended 31 December 2022, intergroup represents Payments interest revenue that was offset by Fintech interest expenses (part of the Fintech costs and operating expenses) due to Fintech loans being partially funded from Payments’ interest free balances. For the year ended 31 December 2023, intergroup represents Marketplace fee revenue that was offset by Marketing expense, for activities to attract consumers of Fintech loans. For the year ended 31 December 2024, intergroup includes interest revenue generated by Marketplace and Payments platforms due to placement of cash to term deposits in the Bank that is offset by interest expenses of Fintech.

Other gains (losses) are mainly due to net gains (losses) on foreign exchange operations and net gains (losses) on financial assets and liabilities. For the years ended 31 December 2022, 2023 and 2024, the net gain (losses) on foreign exchange operations were KZT 1,377 million, KZT 10,892 million and KZT (11,983) million, respectively. For the years ended 31 December 2022, 2023 and 2024, the net gain on financial assets and liabilities were KZT 11,471 million, KZT 4,385 million and KZT 21,329 million, respectively.

Fee revenue and retail revenue are presented by timing of revenue recognition in the table below:

	2022	2023	2024
Goods and services transferred at point in time	480,514	786,267	1,151,887
Payments fee revenue - Transaction Revenue	243,630	342,271	426,470
Marketplace fee revenue	236,884	375,189	562,283
Retail revenue	-	68,807	163,134
Goods and services transferred over time	244,228	310,645	348,775
Payments fee revenue - Membership Revenue	13,120	26,654	32,483
Fintech fee revenue - Membership Revenue	4,568	3,249	3,432
Fintech fee revenue - Fintech banking service fees	226,540	280,742	312,860
TOTAL FEE AND RETAIL REVENUE	724,742	1,096,912	1,500,662